Goodwill	12 Months Ended
Dec. 31, 2021
Business Combination Goodwill [Abstract]
Goodwill
13	Goodwill

Movements on goodwill during the year were as follows:

	Marketing Solutions	Enterprise Solutions	Total
Balance as of January 1, 2020	49,621	16,089	65,710
Goodwill arising from acquisitions during the year (Note 4(d))	3,403	5,306	8,709
Balance as of December 31, 2020	53,024	21,395	74,419
Goodwill arising from acquisitions during the year (Notes 4(e) and (f))	-	5,905	5,905
Exchange differences	-	1,350	1,350
Balance as of December 31, 2021	53,024	28,650	81,674

No impairment charge was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.